1 Operations (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jun. 28, 2018
Disclosure of detailed information about business combination [line items]
Percentage of interest transferred	100.00%
Consideration amount	R$ 133,739
Concession rights	20,030
Fair Value [Member]
Disclosure of detailed information about business combination [line items]
Consideration amount	R$ 113,709	R$ 113,709